Leases (Details) - Schedule of committed to minimum lease payments	3 Months Ended
Mar. 31, 2023 USD ($)
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 2,659,540
Amount representing implicit interest	(558,032)
Lease obligations	2,101,508
Less than one year [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	445,973
One to two years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	617,002
Two to three years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	521,704
Three to four years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	349,885
Four to five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	224,049
More than five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 500,927